Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies

(13) Commitments and Contingencies

(a) Leases

As of June 30, 2018, the Company is obligated under various non-cancelable operating leases, the last of which expires in 2036. Minimum annual lease payments in each of the years subsequent to June 30, 2018 are as follows:

Amount
(In thousands)

Years ending December 31:
2018 (remainder of year)	$3,765
2019	7,803
2020	6,904
2021	5,849
2022	4,817
2023 and thereafter	16,886

Total	$46,024

Rent expense, inclusive of real estate taxes, utilities, and maintenance incurred under operating leases totaled $4.0 million and $3.2 million for the three months ended June 30, 2018 and 2017, respectively, and is included in selling, general, and administrative expenses in the unaudited condensed consolidated statements of operations. Rent expense, inclusive of real estate taxes, utilities, and maintenance incurred under operating leases totaled $7.5 million and $6.2 million for the six months ended June 30, 2018 and 2017, respectively.

(b) Litigation

The Company is party to various claims and lawsuits incidental to its business. In the opinion of management, the ultimate outcome of such matters, individually or in the aggregate, will not have a material adverse effect on the Company’s unaudited condensed consolidated financial position, results of operations or cash flows.

Predecessor
Commitments and Contingencies

(13) Commitments and contingencies

(a) Leases

As of December 31, 2017, the Company is obligated under non-cancelable operating leases, which expire through 2036. Minimum annual lease payments in each of the years subsequent to December 31, 2017 are as follows:

Amount
(In thousands)

Years ending December 31 :
2018	$6,275
2019	6,159
2020	5,222
2021	4,279
2022	3,297
2023 and thereafter	17,240

Total	$42,472

Rent expense, inclusive of real estate taxes, utilities, and maintenance incurred under operating leases totaled $12.6 million and $9.6 million for the years ended December 31, 2017 and 2016, respectively, and is included in selling, general, and administrative expenses in the consolidated statements of operations.

(b) Litigation

The Company is party to claims in lawsuits incidental to its business. In the opinion of management, the ultimate outcome of such matters, individually or in the aggregate, will not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

(c) Transaction processing contract

In 2013, the Company entered into an amendment to its service agreement with Global Payments Direct Inc. (“Global”). The agreement provides the Company with transaction processing services provided by Global through May 17, 2022. The agreement provides that Global will receive various fees based upon merchant activity and also provides for a tiered pricing arrangement for those transactions that are received through the Company and subsequently forwarded to Global for authorization. The Company incurred transaction processing services expenses of $1.7 million and $4.2 million for the years ended December 31, 2017 and 2016, respectively, under this agreement, and is included in cost of services and products in the consolidated statements of operations and comprehensive income (loss).

(d) Bank sponsorship

The Company maintains various Bank Sponsorship Agreement in North America and Europe with Member Banks for the purpose of providing the Company with the ability to process directly with card networks. The Company incurred expenses of $2.4 million and $1.9 million for the years ended December 31, 2017 and 2016, respectively, with Member Banks under these agreements, and is included in cost of services and products in the consolidated statements of operations and comprehensive income (loss).